1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (Tables)	12 Months Ended
Dec. 31, 2013
Summary Of Significant Accounting Policies And Organization Tables
Antidilutive Securities Excluded from Computation of Earnings Per Share
	December 31, 2013	December 31, 2012

Stock Warrants (Exercise price - $0.001/share)	18,000,000	10,000,000
Convertible Preferred Stock	2	2
Total	18,000,002	18,000,002

Schedule of income taxes
	2013	2012

Expected income tax recovery (expense) at the statutory rate of 34%	$(2,539,012)	$(544,999)
Tax effect of expenses that are not deductible for income tax purposes (net of other amounts deductible for tax purposes)	2,153,127	324,053
Change in valuation allowance	385,853	220,946

Provision for income taxes	$-	$-

Schedule of deferred income taxes
	Years Ended December,
	2013	2012

Deferred tax liability:	$-	$-
Deferred tax asset
Net Operating Loss Carryforward	2,415,595	2,029,742
Valuation allowance	(2,415,595)	(2,029,742)
Net deferred tax asset	-	-
Net deferred tax liability	$-	$-

Schedule of fair Value of Financial Instruments
	2013	2012
Level 1	$-	$ -
Level 2	-	-
Level 3	-	-
Total	$-	$ -